Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and cash equivalents	$ 1,234	$ 2,948	$ 3,374
Accounts receivable	6,791	6,307
Warrants and public and private equity investments	432	562
Long-term receivables included in other assets [note 11]	262	184
Total	8,719	10,001
Financial liabilities
Bank indebtedness	8	0
Long-term debt (including portion due within one year)	3,501	3,993
Accounts payable	6,999	6,465
Total	10,508	10,458
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	91	45
Derivative liabilities designated as effective hedges, measured at fair value	(74)	(20)
Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Assets, Net amounts	17	25
Prepaid Expenses and Other [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	65	34
Other Assets [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	26	11
Other Accrued Liabilities [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative liabilities designated as effective hedges, measured at fair value	(43)	(12)
Other Long-term Liabilities [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative liabilities designated as effective hedges, measured at fair value	$ (31)	$ (8)